Related party transactions and balance (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related party transactions and balance
Other Liabilities, Current	¥ 20,924		$ 2,887	¥ 23,821
Shanghai Three Drivers Culture Media Co Limited | Outsourcing service agreements
Related party transactions and balance
Related party expenses	1,286	¥ 602
Prepayment balance	2,298			248
Shanghai Three Drivers Culture Media Co Limited | Promotion Service Agreements
Related party transactions and balance
Related party expenses	565	0
Mr. Wei Wen
Related party transactions and balance
Other payable due to related parties	0			¥ 130
Amount given to related party	12,591	¥ 0
Proceeds from related party debt	¥ 12,461